CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (320)	$ 2,005	$ 303	$ (13,476)	$ (7,494)	$ (3,988)	$ 1,988	$ (24,958)	$ (25,435)	$ (56,523)
Foreign currency translation adjustment	17						(27)			2,891
Reclassification of translation loss related to sale of foreign subsidiaries									0	6,622
Comprehensive income (loss)	$ (303)			$ (13,476)			$ 1,961	$ (24,958)	$ (25,435)	$ (47,010)